Taxes	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [Abstract]
Taxes [Text Block]

17) Taxes

a) Tax recovery

	Year ended
	December 31,	December 31,
	2024	2023
Income tax recovery (expense)	$2,813	$(88)
Deferred income tax recovery	17,867	2,786
Total	$20,680	$2,698

The major items causing the Company's income tax expense to differ from the Canadian combined federal and provincial statutory rate of 26.50% (2023 - 26.50%) were:

	Year Ended
	December 31,	December 31,
	2024	2023
Net loss before tax	$(71,245)	$(35,056)
Expected income tax recovery based on statutory rate	18,880	9,290
Adjustments to expected income tax (expense) recovery:
Permanent differences and other	(2,382)	(641)
Tax effect of unrecognized temporary differences and tax losses	(1,690)	(5,505)
Tax incentives and tax loss benefit not previously recognized	2,914	-
Effect of tax rates in foreign jurisdictions	3,331	(584)
Foreign exchange and other	(373)	138
Income tax recovery	$20,680	$2,698

b) Changes in deferred tax assets and liabilities

	December 31,	December 31,
	2024	2023
Deferred income tax asset	$22,075	$7,495
Net deferred income tax asset	$22,075	$7,495

	Year ended 2023
	December 31,	December 31,
	2024	2023
Net deferred income tax asset, beginning of the year	$7,495	$4,596
Deferred income tax recovery	17,867	2,786
Effect of foreign exchange	(3,287)	113
Net deferred income tax asset, end of the year	$22,075	$7,495

c) Deferred income tax balances

	December 31,	December 31,
	2024	2023
Brazil
Recognized deferred tax assets:
Non-capital losses	$28,493	$18,148
Mine properties	1,235	1,694
Recognized deferred tax liabilities:
Transitional tax regime	(6,985)	(11,806)
Provisions	(4,124)	(3,796)
	$18,619	$4,240
Canada
Recognized deferred tax assets:
Non-capital losses	$3,433	$3,252
U.S.
Recognized deferred tax assets:
Non-capital losses	$1,038	$1,207
Provisions and other	23	3
Recognized deferred tax liabilities:
Mine properties, plant and equipment	(1,038)	(1,207)
	$23	$3

Net deferred income tax asset	$22,075	$7,495

Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	December 31,	December 31,
	2024	2023
Canada
Non-capital loss carry-forwards	$32,408	$36,690
Mine properties, plant and equipment	17,574	17,904
Capital losses	12,260	12,260
Vanadium assets	6,608	4,862
Share issue costs	214	324
Ireland
Non-capital loss carry-forwards	$24,715	$19,056
Mine properties, plant and equipment	$1	$1
U.S.
Non-capital loss carry-forwards	$59,845	$48,819
Inventory	7,116	6,435
Provisions and other	1,180	1,374
Mine properties, plant and equipment	501	587

The Company has non-Canadian resident subsidiaries that have undistributed earnings of $504 at December 31, 2024. These undistributed earnings are not expected to be repatriated in the foreseeable future and the Company has control over the timing of such repatriations. Accordingly, taxes that may apply on repatriation have not been provided for.

The Company has approximately $17,574 (December 31, 2023 - $17,904) of unrecognized Canadian development and exploration expenditures and $1,235 (December 31, 2023 - $1,694) of unrecognized development costs in Brazil at December 31, 2024, which under certain circumstances can be used to reduce the taxable income of future years.

The non-capital losses in the United States, Brazil and Ireland carry forward indefinitely. The non-capital losses in Canada expire as follows:

Expiry Date	Amount	Expiry Date	Amount	Expiry Date	Amount
2034	$10,710	2038	$11,314	2042	$332
2035	126	2039	13,751	2043	1,261
2036	2,753	2040	35	2044	1,163
2037	3,847	2041	74
					$45,366